UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Municipal Income Fund (NAD)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.3% (98.2% of Total Investments)

	MUNICIPAL BONDS – 152.3% (98.2% of Total Investments)

	Alabama – 0.1% (0.1% of Total Investments)
$ 500	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	A–	$ 471,670
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 3.000%, 2/01/29
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/17 at 100.00	A2	1,004,070
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	1,145,890
2,500	Total Alabama			2,621,630
	Alaska – 0.8% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,768,684
3,400	5.000%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	Baa2	3,819,866
1,000	5.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,100,090
1,075	5.000%, 1/01/29 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,171,997
300	5.000%, 1/01/31 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	322,806
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
1,160	4.625%, 6/01/23	6/17 at 100.00	Ba2	1,165,777
14,500	5.000%, 6/01/32	4/17 at 100.00	B3	13,611,440
1,500	5.000%, 6/01/46	4/17 at 100.00	B3	1,272,030
24,515	Total Alaska			24,232,690
	Arizona – 3.3% (2.2% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,029,441
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,728,025
	Refunding Series 2014A, 5.000%, 12/01/39
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,603,180
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,682,225
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,488,596
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A3 (4)	2,037,280
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17)
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	11,871,550
	Refunding Series 2016A, 4.000%, 1/01/36
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2216, 13.249%,	7/17 at 100.00	AA–	2,645,300
	7/01/31 – AGM Insured (IF)
11,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	12,749,523
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien
	Series 2008A:
4,650	5.000%, 7/01/33	7/18 at 100.00	AA–	4,863,156
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,575,888
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	8,711,570
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Tender	7/18 at 100.00	AA–	5,458,400
	Option Bond Trust 2016-XF0388, 8.655%, 7/01/38 (IF), (5)
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB+	1,097,030
	Company, Series 2010A, 5.250%, 10/01/40
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA	1,003,650
	2015, 4.000%, 12/01/38 – AGM Insured
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	590,140
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	28,090,692
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	A2	1,227,699
	Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
816	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	4/17 at 100.00	N/R	767,619
	2005, 6.000%, 7/01/30
91,871	Total Arizona			100,220,964
	Arkansas – 0.1% (0.0% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,208,508
	4.875%, 12/01/43
	California – 17.4% (11.2% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,676,925
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
185	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	Baa2	171,512
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
9,015	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	Aaa	8,515,659
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A3	644,301
	1999A, 0.000%, 10/01/37 – NPFG Insured
13,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	A1	13,007,410
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,037,410
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	4,708,918
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,349,931
200	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	94,162
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	AA	448,730
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
10,000	5.000%, 4/01/38	4/23 at 100.00	A1	11,195,600
3,500	5.250%, 4/01/53	4/23 at 100.00	A1	3,925,040
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election	No Opt. Call	A2	497,823
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,640	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	A+	890,340
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
60	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3 (4)	38,167
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	1,966,058
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	2,175,735
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	4/17 at 100.00	B–	2,802,798
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
25,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	28,402,484
	Series 2016B, 5.000%, 11/15/46 (UB), (5)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/26 at 100.00	AA–	2,210,560
	Children’s Hospital, Series 2016B, 5.000%, 8/15/55
5,950	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA–	6,484,726
	Series 2009B, 5.500%, 10/01/39
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	786,190
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
825	8.533%, 8/15/51 (IF), (5)	8/22 at 100.00	AA–	979,011
2,140	8.533%, 8/15/51 (IF), (5)	8/22 at 100.00	AA–	2,539,495
790	8.527%, 8/15/51 (IF), (5)	8/22 at 100.00	AA–	937,343
9,545	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	12,477,606
	Bond Trust 2015-XF0078, 12.652%, 11/15/48 (IF)
4,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	4,060,080
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+ (4)	924,307
	2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,
	Series 2010A-1:
1,530	5.750%, 3/01/30	3/20 at 100.00	A+	1,714,702
1,000	6.000%, 3/01/35	3/20 at 100.00	A+	1,131,910
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	913,362
	2013I, 5.000%, 11/01/38
2,835	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	AA–	2,842,229
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/17 at 100.00	AA–	65,242
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,320,773
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,334,470
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,765,822
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB	520,775
	University Medical Center, Series 2014A, 5.250%, 12/01/44
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46	6/26 at 100.00	BB	6,157,140
3,070	5.250%, 12/01/56	6/26 at 100.00	BB	3,170,420
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	976,491
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,123,699
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	A+	2,450,970
	Obligated Group, Series 2010, 5.250%, 11/01/30
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R (4)	1,145,203
	Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)
1,000	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	Baa2	1,009,580
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
2,640	5.750%, 7/01/30, (6)	4/17 at 100.00	CCC	2,528,064
7,230	5.500%, 7/01/39, (6)	4/17 at 100.00	CCC	6,413,516
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	6,843,496
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
6,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	A1 (4)	6,993,238
	Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	A3	3,597,769
	2006B, 0.000%, 8/01/26 – NPFG Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A2	578,800
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	5,105,650
	Election 2006 Series 2007A, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	BBB–	2,530,067
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,521,513
	Subordinate Series 2011A, 7.000%, 12/01/36
5,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	5,107,150
	Election 2004 Series 2007C, 5.000%, 8/01/37 (Pre-refunded 8/01/17) – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	AA	982,980
	2007C, 0.000%, 8/01/31 – NPFG Insured
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	Aa1	4,565,360
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	AA	2,351,021
	Series 2012C, 0.000%, 8/01/25
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB–	1,725,500
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	Ba1	1,692,025
6,480	6.000%, 1/15/49	1/24 at 100.00	Ba1	7,425,886
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	AA–	1,711,590
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	10,915,255
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	2,743,685
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	2,594,935
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,680	4.500%, 6/01/27	6/17 at 100.00	B	4,708,688
25,825	5.000%, 6/01/33	6/17 at 100.00	B–	25,156,907
3,000	5.750%, 6/01/47	6/17 at 100.00	B–	2,968,290
8,110	5.125%, 6/01/47	6/17 at 100.00	B–	7,598,421
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA–	1,344,925
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AA+ (4)	11,584,366
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	5/26 at 100.00	AA–	2,265,620
	2015C, 5.000%, 11/01/38
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,113,150
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	A1	601,136
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/26 at 100.00	A1	99,271
	Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (Alternative Minimum Tax)	5/26 at 100.00	A1	2,207,660
13,015	5.000%, 5/15/46 (Alternative Minimum Tax)	5/26 at 100.00	A1	14,312,596
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	AA–	2,999,164
	2014B, 5.000%, 7/01/43
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	Aa2	16,639,050
	5.000%, 7/01/41
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds,	8/19 at 100.00	AA– (4)	2,207,840
	Series 2009D, 5.375%, 8/01/34 (Pre-refunded 8/01/19)
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	297,948
	2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A1	539,775
	California, Series 2010, 5.375%, 3/15/36
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	7,631,834
	Series 2011, 5.875%, 8/01/31
5,955	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	4,215,723
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (8)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	BBB+	3,730,644
	2009A, 7.000%, 11/01/34
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	BBB+	2,940,520
	2009C, 6.500%, 11/01/39
580	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A3	621,980
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	No Opt. Call	A3	18,873,063
	Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
3,615	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	4,158,551
	6.750%, 11/01/39 (Pre-refunded 11/01/19)
1,410	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,486,704
	5.250%, 11/01/21
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	A2	1,224,992
	of 2004, Series 2007A, 0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA (4)	2,081,280
	(Pre-refunded 2/01/18)
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	Aa3	6,327,449
	Series 2007B, 5.000%, 8/01/37 – AGM Insured (UB), (5)
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	17,710,916
	Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	A1	2,813,450
	5.500%, 5/01/32
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A2 (4)	3,502,620
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
10,540	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	12,553,456
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	711,040
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	8/36 at 100.00	A1	4,358,550
	Series 2011A, 0.000%, 8/01/41 – AGM Insured (8)
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	A1	3,918,650
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A	1,742,947
	Area, Series 2011B, 0.000%, 10/01/38
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	369,844
	2013A, 5.750%, 6/01/48
9,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/26 at 100.00	A+	10,875,447
	Airport, Second Series 2016B, 5.000%, 5/01/46 (Alternative Minimum Tax)
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (4)	746,658
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	453,800
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AA+ (4)	6,539,342
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,119,920
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB–	16,485,286
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB–	27,676,449
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	A1	1,831,766
	Series 2015, 0.000%, 8/01/43
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A (4)	1,068,109
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital	No Opt. Call	AA	1,245,055
	Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,592,850
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	A2	689,920
	Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	A1	546,963
	Series 2010B, 0.000%, 11/01/35 – AGM Insured
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23	12/21 at 100.00	A+	1,181,920
1,000	6.500%, 12/01/24	12/21 at 100.00	A+	1,187,600
1,000	6.625%, 12/01/25	12/21 at 100.00	A+	1,189,240
1,325	6.750%, 12/01/26	12/21 at 100.00	A+	1,583,256
80	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista	4/17 at 100.00	N/R	80,079
	Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative
	Minimum Tax)
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	1,754,986
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/21 at 100.00	A+	2,216,740
	Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	Aa3	2,967,150
	2011B, 0.000%, 8/01/36 – AGM Insured (8)
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/17 at 45.45	A+ (4)	1,357,530
	2007B, 0.000%, 8/01/33 (Pre-refunded 8/01/17) – AMBAC Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,488,520
	2011C, 5.250%, 8/01/47
528,280	Total California			522,016,215
	Colorado – 7.8% (5.0% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	A3	1,125,146
	2007, 5.000%, 12/01/37 – RAAI Insured
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	Baa2	3,281,970
	5.000%, 12/01/35 – BAM Insured
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General	12/26 at 100.00	AA	4,444,183
	Obligation Bonds, Series 2016C, 4.000%, 12/15/34
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,002,560
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,379,211
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A	1,483,852
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty	1/24 at 100.00	A	528,225
	Common Charter School, Series 2014A, 5.000%, 1/15/44
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A	1,088,780
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/26 at 100.00	A	3,179,293
	County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,400,487
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,539,276
	Series 2009A, 7.750%, 8/01/39
6,910	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	BBB+	7,181,770
	Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	BBB+	2,381,673
	Series 2011A, 5.000%, 2/01/41
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2013A:
3,020	5.250%, 1/01/40	1/23 at 100.00	BBB+	3,212,132
4,890	5.250%, 1/01/45	1/23 at 100.00	BBB+	5,179,977
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods
	Project, Refunding Series 2016:
1,225	5.000%, 1/01/31	1/24 at 102.00	N/R	1,257,303
2,700	5.000%, 1/01/37	1/24 at 102.00	N/R	2,713,014
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	No Opt. Call	Baa2	2,925,866
2,395	5.000%, 6/01/40	No Opt. Call	Baa2	2,469,892
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	Baa2	232,624
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,240	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	Aa3	2,371,555
	Series 2005B, 5.250%, 3/01/36 – AGM Insured
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	Aa3	1,216,436
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
9,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	9,628,920
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	11/20 at 100.00	N/R (4)	726,881
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,511,880
	Association, Series 2007, 5.250%, 5/15/42
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/18 at 100.00	A–	779,280
	Association, Series 2008, 5.500%, 5/15/28
1,545	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	4/17 at 100.00	Baa2	1,548,044
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	A–	1,060,820
	Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,070,460
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	A2	3,311,250
	AGM Insured
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,258,660
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A,	11/23 at 100.00	A	1,089,110
	5.250%, 11/15/43 (Alternative Minimum Tax)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,958,057
	5.000%, 11/15/43
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series	8/26 at 100.00	AA–	1,863,407
	2016A, 4.000%, 8/01/46
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,
	Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB–	3,327,271
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB–	2,237,820
2,200	5.000%, 12/01/35	12/26 at 100.00	BBB–	2,392,214
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,737,059
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB	171,344
150	0.000%, 9/01/37	No Opt. Call	BBB	59,730
75	0.000%, 9/01/38	No Opt. Call	BBB	28,379
20	0.000%, 9/01/39	No Opt. Call	BBB	7,187
110	0.000%, 9/01/41	No Opt. Call	BBB	35,672
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB	1,155,042
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	13,651,745
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	644,723
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	1,275,985
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	14,029,252
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	12,447,900
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	50,891
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	BBB	4,509,500
	9/01/38 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	249,457
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB	26,766,000
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	BBB	194,425
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	BBB	5,072,340
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	5,176,935
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	531,765
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	A3 (4)	5,186,000
	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds,	12/25 at 100.00	Aa2	1,897,423
	Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
5,000	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Series 2012A,	No Opt. Call	Aa1	5,036,250
	5.000%, 4/01/17
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and
	Improvement Bonds, Series 2016:
1,065	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,122,606
2,600	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,723,292
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	7,155,710
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	A2 (4)	6,698,609
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA (4)	3,409,140
	Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	BBB+	930,720
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,819,750
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,459,862
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,896,479
1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	1,000,230
	Limited Tax Series 2016A, 5.500%, 12/01/46
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	3,550,593
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 –
	AGM Insured
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding
	Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,172,619
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	986,870
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	Baa1	1,980,980
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
1,775	Waterview I Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation	12/26 at 100.00	A–	1,962,138
	Bonds, Series 2016, 5.000%, 12/01/41
312,740	Total Colorado			234,143,901
	Connecticut – 0.4% (0.3% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	A2	3,834,191
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0059:
1,295	15.126%, 1/01/32 (IF), (5)	1/23 at 100.00	A+	1,856,991
190	14.993%, 1/01/38 (IF), (5)	1/23 at 100.00	A+	263,969
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,803,600
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,660,328
	2013A, 4.000%, 4/01/39
4,348	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	171,533
	2013A, 6.050%, 7/01/31, PIK, (7)
15,328	Total Connecticut			12,590,612
	Delaware – 0.3% (0.2% of Total Investments)
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	7,887,709
	District of Columbia – 2.6% (1.7% of Total Investments)
1,440	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/17 at 100.00	AA+	1,443,528
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
5,750	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	6,548,905
	Series 2001, 6.500%, 5/15/33
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	4/17 at 100.00	N/R	2,401,770
	Series 2006A, 0.000%, 6/15/46
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA	27,975,884
	5.500%, 10/01/23 – AGM Insured (UB)
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – NPFG Insured	No Opt. Call	AA	5,547,250
9,505	6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA	10,908,223
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	5,868,731
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	A3	850,780
	Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
16,400	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	4/17 at 100.00	AA+	16,443,460
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
90,465	Total District of Columbia			77,988,531
	Florida – 9.3% (6.0% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	11/23 at 100.00	BBB	1,554,562
	Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB–	448,623
875	5.000%, 9/01/48	9/23 at 100.00	BBB–	869,453
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A (4)	1,124,240
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A+	8,112,825
	(Alternative Minimum Tax)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	A	4,803,846
	AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	N/R	106,105
	Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	4,437,474
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,313,864
	University, Refunding Series 2011, 6.375%, 4/01/31
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal	10/21 at 100.00	Aa3	2,262,540
	Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
3,175	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	No Opt. Call	AA	3,521,583
	2010B, 5.000%, 7/01/40
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	10/19 at 100.00	AA– (4)	2,746,800
	Series 2009C, 5.000%, 10/01/34 (Pre-refunded 10/01/19)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,
	Series 2016A:
3,890	5.000%, 10/01/40 (Alternative Minimum Tax)	10/26 at 100.00	AA–	4,300,979
11,705	5.000%, 10/01/46 (Alternative Minimum Tax)	10/26 at 100.00	AA–	12,881,587
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	6,492,088
	Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)
10,305	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	11,213,180
	Series 2015A, 5.000%, 10/01/44
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	2,525,595
	Subordinate Lien Series 2015B, 5.000%, 10/01/40
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	Aa2	8,723,040
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	5,481,964
	5.000%, 11/15/35
2,605	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	2,677,132
	Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	BB+	1,536,075
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	A1	10,823,604
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish	7/27 at 100.00	BBB	2,074,300
	Health System Inc. Project, Series 2017, 5.125%, 7/01/46
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	3,163,316
	Miami, Series 2012A, 5.000%, 4/01/42
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/25 at 100.00	A–	8,791,377
	Miami, Series 2015A, 5.000%, 4/01/45
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A2 (4)	13,315,900
	2007B, 4.500%, 10/01/31 (Pre-refunded 10/01/17) – NPFG Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	1,103,200
	Series 2012A, 5.000%, 10/01/29 (Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,103,590
	Series 2014B, 5.000%, 10/01/37
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B,	10/19 at 100.00	A (4)	4,443,840
	5.500%, 10/01/36 (Pre-refunded 10/01/19)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
4,000	5.000%, 10/01/28	10/20 at 100.00	A	4,435,560
7,890	5.000%, 10/01/41	10/20 at 100.00	A	8,482,223
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35	10/24 at 100.00	A	5,402,450
	(Alternative Minimum Tax)
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38	10/25 at 100.00	A	3,704,351
	(Alternative Minimum Tax)
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A2	3,142,647
	5.000%, 10/01/37
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,302,730
2,050	5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	A1	2,277,366
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	A+	1,098,730
	10/01/39 – AGM Insured
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	A+	13,690,745
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	A2	4,386,760
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R (4)	3,067,350
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41 (Pre-refunded 8/01/17)
2,200	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series	No Opt. Call	A–	2,152,128
	2004A, 1.550%, 7/01/39 (Mandatory put 7/01/21)
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/19 at 100.00	A	1,804,843
	Inc., Series 2009, 5.125%, 10/01/26
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	133,108
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project,	11/17 at 100.00	A (4)	1,351,051
	Series 2007, 5.875%, 11/15/37 (Pre-refunded 11/15/17)
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	5,136,739
	Series 2014B, 5.000%, 9/01/43
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,	7/17 at 100.00	A3 (4)	9,412,430
	Series 2007B, 5.000%, 7/01/40 (Pre-refunded 7/01/17) – NPFG Insured
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,011,570
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/42
20,175	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	20,408,425
	South Florida, Series 2007, 5.000%, 8/15/42 (UB), (5)
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	22,258,060
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,615,700
	South Florida, Tender Option Bond Trust 11151, 16.244%, 8/15/42 (IF)
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	3/24 at 100.00	BBB+	759,884
	Bonds, Series 2014A-1, 5.000%, 3/01/30
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,605,720
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	783,293
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	15,991,668
	2012B, 5.000%, 7/01/42
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	51,685
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	115,844
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (8)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,331
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (8)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (7)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,049
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	195,021
	2012A-1, 6.650%, 5/01/40
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	177,219
	2015-1, 0.000%, 5/01/40
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	92,669
	2015-2, 0.000%, 5/01/40 (7)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (7)
1,105	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/17 at 100.00	N/R	1,079,640
	5.400%, 5/01/37
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	7,146,092
	Inc. Project, Series 2015, 5.000%, 6/01/45
261,810	Total Florida			279,273,766
	Georgia – 2.1% (1.3% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	A+	2,078,913
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
835	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%,	1/19 at 100.00	A2 (4)	926,875
	1/01/31 (Pre-refunded 1/01/19)
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%,	11/19 at 100.00	A+	1,658,508
	11/01/34 – AGM Insured
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,065	5.000%, 11/01/31	5/25 at 100.00	A+	3,551,170
5,000	5.000%, 11/01/32	5/25 at 100.00	A+	5,765,300
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II	7/17 at 100.00	N/R (4)	5,100,250
	Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded
	7/15/17) – AMBAC Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A3	2,306,980
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
4,360	5.000%, 2/01/30 – SYNCORA GTY Insured	4/17 at 100.00	N/R	4,364,186
1,480	5.000%, 2/01/34 – SYNCORA GTY Insured	4/17 at 100.00	N/R	1,481,228
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,673,250
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,214,470
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
10,260	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A2	11,084,083
	5.000%, 7/01/60
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	BBB+	1,077,420
3,035	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	BB+ (4)	3,224,202
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded
	8/01/18) – AGC Insured
1,550	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding	No Opt. Call	Aa1	1,690,213
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA–	3,725,234
	Indenture, Series 2015B, 5.000%, 7/01/41
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA	5,711,750
	Refunding Series 2016A, 5.000%, 10/01/46
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,336,986
	2012A, 5.250%, 10/01/27
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	AA–	1,539,812
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
57,325	Total Georgia			62,510,830
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	793,626
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	BBB–	1,878,943
	Series 2010, 5.625%, 7/01/40
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	BBB–	1,336,351
	Series 2013, 5.500%, 7/01/43
3,755	Total Guam			4,008,920
	Hawaii – 0.8% (0.5% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	14,529,840
	Obligated Group, Series 2013A, 5.500%, 7/01/43
8,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative	7/25 at 100.00	A	8,828,744
	Minimum Tax)
21,205	Total Hawaii			23,358,584
	Idaho – 0.4% (0.3% of Total Investments)
6,560	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series	6/27 at 100.00	AA–	7,316,368
	2017ID, 5.000%, 12/01/46
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding
	Series 2016:
1,795	5.000%, 9/01/23	No Opt. Call	BB+	1,953,696
1,000	5.000%, 9/01/29	9/26 at 100.00	BB+	1,080,160
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights
	Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	Baa1	1,249,317
310	5.000%, 9/01/32	9/22 at 100.00	Baa1	333,390
10,820	Total Idaho			11,932,931
	Illinois – 19.4% (12.5% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	3,204,120
6,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	6,008,460
	Revenues, Series 2016, 6.000%, 4/01/46
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B3	1,162,344
	2011A, 5.000%, 12/01/41
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	8,819,042
	2016A, 7.000%, 12/01/44
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	2,167,920
	2016B, 6.500%, 12/01/46
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	8,739,100
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	B+	7,158,567
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	4,756,525
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	2,231,743
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B+	1,933,150
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	B+	12,488,850
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	B+	7,467,600
8,845	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B+	9,326,610
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A1	8,433,408
	5.250%, 12/01/40
2,404	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Ba3	2,410,164
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
245	5.500%, 12/20/19 (Alternative Minimum Tax)	4/17 at 100.00	AA–	245,635
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	4/17 at 100.00	AA–	1,211,718
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	4/17 at 100.00	AA–	1,927,021
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	2,389,713
	Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB–	1,786,898
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB–	9,612,600
7,040	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	7,060,416
	(WI/DD, Settling 2/01/17)
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/17 at 100.00	BBB–	3,890,243
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	BBB–	24,544,975
	1999, 5.500%, 1/01/23 – FGIC Insured
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	Ba1	6,380,857
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%,	No Opt. Call	A3	7,315,412
	1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,721,040
	AMBAC Insured
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	14,104,873
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,
	Series 2002:
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,031,528
700	4.500%, 11/01/36	11/24 at 100.00	A	717,458
5,000	4.450%, 11/01/36	11/25 at 102.00	A	5,137,500
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	403,333
	School Project, Series 2015A, 6.000%, 12/01/45
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2015, 5.000%,	5/25 at 100.00	AA	15,265,096
	5/01/45 (UB), (5)
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016,	3/26 at 100.00	A1	1,991,480
	4.000%, 3/01/38
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB	5,247,361
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	BBB	4,919,528
6,000	5.000%, 9/01/42	9/24 at 100.00	BBB	6,182,940
4,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	Aa2	4,547,812
	5.500%, 11/01/39
4,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008, Series	8/18 at 100.00	A+	4,181,320
	2008A, 5.250%, 8/15/47 – AGC Insured (UB)
2,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A (4)	2,213,492
	5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured
3,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%,	1/18 at 100.00	Baa2 (4)	4,036,626
	1/01/37 (Pre-refunded 1/01/18)
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	3/17 at 100.00	AA– (4)	1,759,100
	5.000%, 3/15/26 (Pre-refunded 3/15/17)
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding
	Series 2016A:
11,520	4.000%, 7/01/37	7/26 at 100.00	A2	11,236,723
6,140	4.000%, 7/01/38	7/26 at 100.00	A2	5,975,939
345	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	379,669
	6.000%, 5/15/39
615	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	N/R (4)	705,405
	6.000%, 5/15/39 (Pre-refunded 5/15/20)
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	1,998,554
	11/15/37 (Pre-refunded 11/15/17)
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	11,534,005
	5.000%, 11/15/45
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	12,870,930
	5.125%, 5/15/35
2,500	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	2/27 at 100.00	BBB–	2,581,675
	5.000%, 2/15/33
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
50	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	57,909
4,995	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (4)	5,801,493
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	469,191
390	6.000%, 7/01/43	7/23 at 100.00	A–	443,906
100	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	111,141
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
90	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	99,918
2,810	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (4)	3,123,062
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B:
65	5.000%, 5/15/19 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	68,338
1,735	5.000%, 5/15/19 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	1,823,017
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	AA– (4)	1,069,960
	Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,253,795
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	4,556,383
	Series 2015B, 5.000%, 11/15/39
4,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	5,089,624
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2008A:
4,000	6.000%, 8/15/23	8/18 at 100.00	BBB+	4,216,800
5,000	5.500%, 8/15/30	8/18 at 100.00	BBB+	5,167,300
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	599,323
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	3,933,374
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,276,900
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,426,720
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	A2	1,077,290
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2009B:
930	5.000%, 8/15/26	8/20 at 100.00	AA–	1,011,245
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	528,266
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,888,350
	2011C, 5.500%, 8/15/41 (UB), (5)
500	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A,	4/17 at 100.00	N/R	500,500
	5.875%, 2/15/26
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A,	10/25 at 100.00	AA–	3,292,890
	5.000%, 10/01/46
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	AA– (4)	1,246,450
	(Pre-refunded 7/01/17)
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	12,011,148
	5.000%, 10/01/51
5,915	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	5,931,917
	Refunding Series 2007A, 5.250%, 5/01/34
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/17 at 100.00	Aa1	2,007,360
	5.950%, 2/20/36
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	BBB–	2,002,825
	6/15/32 – AGM Insured
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB	3,594,430
4,000	5.250%, 2/01/31	2/24 at 100.00	BBB	4,094,000
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB	3,267,584
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB	2,041,060
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB	1,603,602
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB	1,994,700
8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB	8,314,598
4,225	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/37	6/26 at 100.00	BBB	3,513,848
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB	448,767
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB	1,492,215
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB	3,594,626
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	2,447,651
3,600	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	BBB	3,474,000
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB	2,554,475
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB	1,573,854
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AA+	1,490,904
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,535,658
	5.000%, 1/01/38
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	5,161,043
	5.000%, 1/01/40
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	4,897,748
	5.000%, 1/01/40
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	2,547,534
	2015-XF0051, 16.057%, 1/01/38 (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	2,631,225
	2015-XF0052, 16.137%, 1/01/38 (IF)
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,754,660
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	4/17 at 100.00	N/R	1,316,640
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36, (9)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25, (10)	4/17 at 100.00	D	248,523
2,750	5.250%, 1/01/30, (10)	4/17 at 100.00	D	804,045
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,628,248
	5.250%, 1/01/39 – AGM Insured
1,525	McCook, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	A–	1,604,300
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	7,609,770
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB–	1,929,274
	Refunding Series 2015B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB–	5,411,150
	Series 2015A, 5.500%, 6/15/53
10,050	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB–	10,401,951
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB–	1,096,242
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB–	5,065,352
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	9,837,485
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB–	17,994,797
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	7,810,259
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB–	2,708,870
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB–	5,163,724
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB–	2,110,400
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB–	439,164
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB–	1,148,691
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (4)	3,787,980
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,757,018
4,000	6.250%, 6/01/24	4/17 at 100.00	A	4,011,440
800	6.000%, 6/01/28	6/21 at 100.00	A–	910,584
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	Aa3	24,932,893
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	Aa3	4,128,565
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	2,008,687
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,541,578
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,848,981
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	A3	1,820,065
9,625	6.250%, 10/01/38	10/23 at 100.00	A3	11,062,783
2,745	6.000%, 10/01/42	10/23 at 100.00	A3	3,099,270
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	3,818,482
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2 (4)	10,802,157
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2	2,396,122
	0.000%, 11/01/18 – AGM Insured
624,004	Total Illinois			580,786,545
	Indiana – 3.1% (2.0% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A3	5,324,441
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	A–	1,701,730
	Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	958,062
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,072,627
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB– (4)	1,669,290
	Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA–	8,330,326
	Refunding 2015A, 5.000%, 12/01/40
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,128,726
6,545	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	6,681,856
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,526,115
	Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA–	5,063,027
	5.250%, 12/01/38
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA–	2,747,200
	5.000%, 12/01/37
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
1,305	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	B	1,335,824
3,790	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	B	3,870,121
15,900	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	B	16,078,398
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien	10/26 at 100.00	A	5,712,739
	Green Series 2016A, 5.000%, 10/01/41
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	A3	3,043,617
	2011B, 5.000%, 10/01/41
2,060	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/26 at 100.00	A	2,353,241
	Lien Series 2016A, 5.000%, 10/01/33
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint
	Francis Health Services Inc, Series 2006E:
475	5.250%, 11/01/25 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	500,170
530	5.250%, 11/01/29 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	558,085
2,225	5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	2,342,146
10,875	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	12,054,067
	5.000%, 1/01/42
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,766,215
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	4,759,405
	7.000%, 1/01/44 (Alternative Minimum Tax)
89,570	Total Indiana			94,577,428
	Iowa – 1.7% (1.1% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	Ba2	1,451,745
	Series 2012, 4.750%, 8/01/42
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
1,990	5.000%, 12/01/19	No Opt. Call	B–	2,000,348
5,645	5.500%, 12/01/22	12/18 at 100.00	B–	5,677,120
1,335	5.250%, 12/01/25	12/23 at 100.00	B–	1,336,802
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B	1,732,863
	Project, Series 2016, 5.875%, 12/01/26
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A	3,198,270
	5.500%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	4/17 at 100.00	B2	23,812,186
12,100	5.625%, 6/01/46	4/17 at 100.00	B2	11,879,054
51,700	Total Iowa			51,088,388
	Kansas – 0.4% (0.3% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3 (4)	1,414,952
	Series 2011A, 5.000%, 9/01/26 (Pre-refunded 9/01/21)
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	11/19 at 100.00	AA	1,691,074
	Obligated Group, Series 2009C, 5.500%, 11/15/29
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008,	9/17 at 100.00	A+	1,014,970
	5.000%, 9/01/29
2,420	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	4/17 at 100.00	BB+	2,420,702
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
550	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	566,187
	Mall Project, Series 2010, 5.900%, 4/01/32
45	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	47,051
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
5,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	No Opt. Call	A3	5,548,450
	Improvement Series 2012B, 5.000%, 9/01/32
11,795	Total Kansas			12,703,386
	Kentucky – 1.9% (1.2% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30	6/20 at 100.00	Baa3	2,183,680
5,500	6.500%, 3/01/45	6/20 at 100.00	Baa3	6,005,505
5,510	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A3	5,788,530
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	A3	1,047,030
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	Baa2	2,829,044
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project
	Series 2007A:
505	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (4)	517,282
1,785	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (4)	1,828,411
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (8)	7/31 at 100.00	Baa3	3,875,445
3,655	0.000%, 7/01/46 (8)	7/31 at 100.00	Baa3	2,969,432
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	9,160,637
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	654,457
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	A	10,136,292
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
2,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University	5/18 at 100.00	Baa3	2,598,750
	Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,
	Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,648,700
1,375	6.500%, 3/01/41	3/21 at 100.00	A3	1,546,792
54,490	Total Kentucky			56,789,987
	Louisiana – 3.1% (2.0% of Total Investments)
5,275	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	5,624,680
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA–	2,959,509
	5.000%, 2/01/39
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	Baa3	1,031,410
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	A+	5,694,052
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien
	Series 2014A, 5.000%, 2/01/44
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	Baa3	1,576,084
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,655	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	9,282,661
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
845	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	11/25 at 100.00	Baa1	892,751
	Medical Center Project, Series 2016A, 5.000%, 11/01/45
7,900	Louisiana Public Facilities Authority, Revenue Bonds, Nineteenth Judicial District Court	6/17 at 100.00	A3 (4)	8,022,134
	Building Project, Series 2007, 5.500%, 6/01/41 (Pre-refunded 6/01/17) – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
3,625	5.375%, 5/15/43	5/17 at 100.00	Baa1	3,653,638
13,625	5.500%, 5/15/47	5/17 at 100.00	Baa1	13,737,542
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
1,375	5.375%, 5/15/43 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,392,957
5,175	5.500%, 5/15/47 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	5,244,448
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1 (4)	5,222,395
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A3	359,406
	5.000%, 7/01/36
	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (Alternative Minimum Tax)	1/25 at 100.00	A–	6,663,033
6,895	5.000%, 1/01/45 (Alternative Minimum Tax)	1/25 at 100.00	A–	7,349,036
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	A2	1,126,390
	AGM Insured
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A–	5,857,608
	5.000%, 6/01/44
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A–	1,312,872
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	508,552
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A–	6,231,245
88,175	Total Louisiana			93,742,403
	Maine – 0.7% (0.5% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa3	2,814,405
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical
	Center Obligated Group Issue, Series 2016A:
4,510	4.000%, 7/01/41	7/26 at 100.00	Baa3	3,815,956
2,800	4.000%, 7/01/46	7/26 at 100.00	Baa3	2,307,424
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series	7/23 at 100.00	A+	2,217,080
	2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
3,000	6.750%, 7/01/36	7/21 at 100.00	Ba2	3,258,240
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba2	2,451,738
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,868,488
	5.000%, 7/01/40
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	No Opt. Call	A–	1,442,194
1,020	5.000%, 7/01/34	No Opt. Call	A–	1,136,066
21,375	Total Maine			21,311,591
	Maryland – 0.5% (0.3% of Total Investments)
2,100	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement,	No Opt. Call	Aa1	2,115,183
	Series 2012, 5.000%, 4/01/17
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,587,800
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	4/17 at 100.00	BB	2,204,730
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	513,446
	Center, Series 2011, 6.000%, 7/01/25
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BB+	528,565
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	1,606,335
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB (4)	2,088,340
	Hospital, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18)
13,765	Total Maryland			14,644,399
	Massachusetts – 2.7% (1.7% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond
	Trust 2016-XG0070:
505	15.201%, 10/01/48 (IF), (5)	10/23 at 100.00	A+	725,584
930	15.117%, 10/01/48 (IF), (5)	10/23 at 100.00	A+	1,335,722
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
1,160	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	1,229,844
2,840	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	3,010,996
	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,
	Refunding Senior Lien Series 2010B:
4,410	5.000%, 1/01/32	1/20 at 100.00	A3	4,798,653
7,500	5.000%, 1/01/37	1/20 at 100.00	A3	8,103,225
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/17 at 100.00	N/R	658,236
	Project, Series 2007A, 6.750%, 10/15/37
830	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	895,288
	Project, Series 2010, 7.625%, 10/15/37
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB–	753,473
	Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	861,836
	Bonds, Series 2015D, 5.000%, 7/01/44
8,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1,	10/26 at 100.00	A+	9,362,598
	5.000%, 10/01/46
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	Baa2	3,210,464
	4.500%, 1/01/45
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,338,755
	5.125%, 1/01/25
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	2,561,257
	5.000%, 11/01/43
2,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	BBB+	2,398,200
	Series 2016I, 4.000%, 7/01/41
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,235,226
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,376,026
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,
	Series 2008E-1 &2:
620	5.125%, 7/01/33 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	655,793
500	5.125%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	528,865
9,525	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	10,246,519
	University Issue, Series 2009A, 5.750%, 7/01/39
2,635	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,711,863
	(Alternative Minimum Tax)
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A3	757,169
	5.125%, 7/01/41
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	Aa2	6,655,417
	2013A, 5.000%, 5/15/43
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A3	931,711
	1997A, 0.000%, 1/01/24 – NPFG Insured
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA– (4)	378,310
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	5,707,166
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,421,389
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
74,085	Total Massachusetts			79,849,585
	Michigan – 2.9% (1.9% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	3,815,997
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	A– (4)	2,584,826
	7/01/36 (Pre-refunded 7/01/18) – BHAC Insured
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+ (4)	1,704,048
	7/01/31 (Pre-refunded 7/01/18) – BHAC Insured
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	2,154,067
2,235	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C,	7/18 at 100.00	Baa1	2,326,791
	4.750%, 7/01/29 – BHAC Insured
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,150,722
	5.500%, 7/01/41
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	1,625,085
	5.000%, 11/15/42
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	443,540
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	2,982,995
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%,
	7/01/32 – AGM Insured
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A3	1,089,710
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%,
	7/01/36 – NPFG Insured
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015:
2,500	5.000%, 12/01/31	6/22 at 100.00	AA–	2,799,575
3,670	5.000%, 12/01/32	6/22 at 100.00	AA–	4,096,197
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,271,640
	5.000%, 10/01/31
500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	4/17 at 100.00	AAA	509,245
	5.000%, 7/01/22
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	11/26 at 100.00	Aa2	5,048,250
	Refunding and Project Series 2010F-6, 4.000%, 11/15/47
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	11/26 at 100.00	Aa2	5,554,350
	Refunding and Project Series 2010F-7, 5.000%, 11/15/47
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA–	2,716,575
	5.000%, 10/15/23 – AGC Insured
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	A+	1,112,230
	2011-I-A, 5.375%, 10/15/41
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
5,000	5.000%, 4/15/28	10/25 at 100.00	A+	5,787,000
10,000	5.000%, 4/15/34	10/25 at 100.00	A+	11,188,400
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A3 (4)	3,913,177
	Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA–	5,538,156
	2009C, 5.000%, 12/01/48
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives	10/18 at 100.00	AA (4)	1,247,470
	Facilities, Series 2008A, 5.250%, 10/15/23 (Pre-refunded 10/15/18) – AGC Insured
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	5,030,750
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,278,489
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A–	3,191,460
	Airport, Series 2012A, 5.000%, 12/01/37
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
950	5.000%, 12/01/40	12/25 at 100.00	A–	1,036,308
1,200	5.000%, 12/01/45	12/25 at 100.00	A–	1,304,316
79,415	Total Michigan			86,501,369
	Minnesota – 1.6% (1.1% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	262,384
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
1,000	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project,	8/24 at 100.00	N/R	866,760
	Refunding Series 2016, 4.250%, 8/01/43
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,002,520
	Refunding Series 2007, 5.000%, 6/01/29
8,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AA+ (4)	10,059,706
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	431,280
	2016A, 4.000%, 7/01/37
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BB+	2,056,580
	Schools Academy, Series 2010A, 5.875%, 11/01/40
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A2 (4)	6,996,499
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,256,380
	Senior Lien Series 2010A, 5.000%, 1/01/35
2,295	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	2,610,126
	Senior Lien Series 2016C, 5.000%, 1/01/46
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Subordinate Lien Series 2016D:
420	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A+	466,809
450	5.000%, 1/01/35 (Alternative Minimum Tax)	1/27 at 100.00	A+	493,866
580	5.000%, 1/01/37 (Alternative Minimum Tax)	1/27 at 100.00	A+	632,536
750	5.000%, 1/01/41 (Alternative Minimum Tax)	1/27 at 100.00	A+	822,465
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	782,509
500	5.000%, 10/01/35	10/24 at 100.00	A2	557,140
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,059,760
	5.000%, 8/01/18
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,215,580
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,
	Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,194,416
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,505,575
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	497,210
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	985,860
1,520	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	12/24 at 100.00	BBB–	1,551,494
	Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment	No Opt. Call	N/R	411,928
	Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/25 at 100.00	BB+	822,990
	Inc., Series 2015A, 5.000%, 11/15/29
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	3,855,364
	2007A, 3.500%, 2/01/28
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	2,212,580
	5.000%, 1/01/46
46,245	Total Minnesota			49,610,317
	Mississippi – 0.9% (0.6% of Total Investments)
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/17 at 100.00	Baa3	623,088
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation
	Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	1,434,471
850	5.800%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	925,047
23,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/26 at 100.00	A–	24,308,470
	Healthcare, Series 2016A, 5.000%, 9/01/46
25,795	Total Mississippi			27,291,076
	Missouri – 2.2% (1.4% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	Aa3	941,371
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016,	8/26 at 100.00	Baa1	1,111,370
	5.000%, 8/01/28
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%,	8/18 at 100.00	Baa1 (4)	1,602,060
	8/01/38 (Pre-refunded 8/01/18)
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/25 at 100.00	N/R	1,827,600
	Community Project, Refunding Series 2016, 3.625%, 5/01/30
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	529,355
	2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,155,940
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	349,844
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	4,934,160
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	3,383,200
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	3,242,750
1,650	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A3	1,756,838
	Project, Series 2005A, 6.000%, 6/01/20
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint	5/26 at 100.00	A+	1,101,350
	Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/34
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB	3,327,755
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A+	1,394,341
	University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,123,239
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,906,557
10,645	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/26 at 100.00	BBB+	10,924,325
	Projects, Series 2016B, 5.000%, 2/01/46
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/22 at 100.00	Baa2	382,912
	St. Louis Project, Series 2015, 3.500%, 6/15/30
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,159,559
	Series 2011, 5.000%, 4/01/26
5,025	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	5,025,000
	Lien Series 2010C, 5.000%, 2/01/17
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series	4/17 at 100.00	N/R	1,001,180
	2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,	12/21 at 100.00	AA	2,036,780
	Series 2015, 4.125%, 12/01/38
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A–	501,657
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	580,273
	of Chesterfield, Series 2012, 5.000%, 9/01/42
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	418,084
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
68,700	Total Missouri			65,717,500
	Nebraska – 0.6% (0.4% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	2,477,169
	5.000%, 9/01/32
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A–	1,638,499
470	5.000%, 11/01/45	11/25 at 100.00	A–	502,952
2,860	Nebraska Public Power District, General Revenue Bonds, Refunding Series 2007B, 4.650%, 1/01/32	7/17 at 100.00	AA (4)	2,906,160
	(Pre-refunded 7/01/17) – AGM Insured
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	6,115,799
	5.000%, 2/01/35 – AMBAC Insured
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA (4)	1,314,200
2,100	5.000%, 5/15/38 (Pre-refunded 5/15/18)	5/18 at 100.00	AA (4)	2,207,856
16,715	Total Nebraska			17,162,635
	Nevada – 4.7% (3.1% of Total Investments)
9,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	Aa1 (4)	9,872,370
	5.250%, 7/01/38 (Pre-refunded 7/01/19)
39,625	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	44,148,194
2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	No Opt. Call	A+	2,949,100
	International Airport, Refunding Series 2015C, 5.000%, 7/01/26
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
5,210	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	A1	5,642,586
9,725	5.250%, 7/01/42	1/20 at 100.00	A+	10,526,729
15,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A3	15,279,600
	Series 2007B, 5.250%, 7/01/31 – BHAC Insured (UB), (5)
5,800	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	6,699,986
	6/15/30 (Pre-refunded 6/15/19)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA	10,349,550
7,835	5.000%, 6/01/39	12/24 at 100.00	AA	8,851,356
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA	2,896,452
	5.000%, 6/01/42
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	4/17 at 100.00	B+	2,280,570
	5.000%, 10/01/25 – NPFG Insured
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	4/17 at 100.00	B+	10,002,600
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A3	10,186,800
	7/01/31 – BHAC Insured (UB), (5)
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,266,193
	Refunding Series 2011, 5.000%, 7/01/32
130,625	Total Nevada			141,952,086
	New Hampshire – 0.3% (0.2% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB (4)	5,633,700
	Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	No Opt. Call	Baa1	3,525,340
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,419,635
	Tender Option Bond Trust 2016-XL0025, 13.209%, 6/01/39 (IF), (5)
9,610	Total New Hampshire			10,578,675
	New Jersey – 4.5% (2.9% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	1,001,473
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,156,018
2,805	5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	3,062,976
2,685	5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,923,374
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	A3	7,837,426
	2005N-1, 5.500%, 9/01/27 – FGIC Insured
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	BBB+	1,561,665
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	12/26 at 100.00	BBB+	2,126,720
	Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	601,942
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A, 5.750%, 6/01/31
900	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	1,029,042
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,523,408
	University Hospital, Series 2007, 5.750%, 7/01/37
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	9,159,138
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A+ (4)	2,343,780
	Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	BBB	1,317,930
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	BBB+	865,138
	Bond Trust 2016-XG0001, 17.340%, 6/01/30 (IF), (5)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes,
	Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	A3	2,155,926
3,340	5.000%, 6/15/29	6/26 at 100.00	A3	3,544,375
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	BBB+	626,000
	Appreciation Series 2010A, 0.000%, 12/15/26
4,705	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	BBB+	5,032,139
	2006A, 5.250%, 12/15/20
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	12,506,630
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	A–	4,765,200
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	9,021,000
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	9,907,750
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	11,232,900
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	BBB+	4,183,440
	5.750%, 6/15/18
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	BBB+	7,680,081
	5.500%, 6/15/31
3,710	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	BBB+	3,699,204
	5.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,735,968
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	2,822,790
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A2	742,560
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A	1,833,268
	15.195%, 1/01/43 (IF), (5)
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	A+	634,849
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,240	4.500%, 6/01/23	6/17 at 100.00	BB	1,263,262
7,080	4.625%, 6/01/26	6/17 at 100.00	B+	7,104,922
6,420	4.750%, 6/01/34	6/17 at 100.00	B–	5,700,896
2,000	5.000%, 6/01/41	6/17 at 100.00	B–	1,800,060
189,960	Total New Jersey			135,503,250
	New Mexico – 0.4% (0.2% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	4/17 at 100.00	A3	883,247
1,295	5.125%, 6/01/19	4/17 at 100.00	A3	1,299,429
2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico	6/20 at 100.00	Baa2	2,218,480
	San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	A2	6,729,143
	1997, 6.000%, 2/01/27 – AGM Insured
9,760	Total New Mexico			11,130,299
	New York – 8.1% (5.2% of Total Investments)
3,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/27 at 100.00	BBB–	3,258,450
	Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42
6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,903,704
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
4,605	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	5,231,096
3,065	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,503,847
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	536,687
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	3,412,875
	Series 2013A, 5.000%, 7/01/44
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,078,874
	College, Series 2007, 5.000%, 7/01/46
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish
	Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A–	1,702,210
3,195	5.000%, 5/01/43	5/25 at 100.00	A–	3,457,118
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	Aa1	5,856,808
	Purpose Series 2011C, 5.000%, 3/15/41
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
2,600	5.750%, 2/15/47	2/21 at 100.00	A	2,946,086
3,100	5.250%, 2/15/47	2/21 at 100.00	A	3,430,429
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,015,240
16,845	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A2	16,877,342
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
3,000	5.000%, 9/01/39	9/24 at 100.00	A–	3,305,760
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,180,768
860	5.000%, 9/01/44	9/24 at 100.00	A–	944,039
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A– (4)	3,196,791
	5.500%, 4/01/24 (Pre-refunded 4/01/19)
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	5,788,300
	2012A, 0.000%, 11/15/32
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,090,430
	5.000%, 11/15/34
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	2,906,500
	Series 2012F, 5.000%, 11/15/26
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	835,943
	5.000%, 11/15/41
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	A	5,520,750
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	161,015
1,000	5.875%, 10/01/46 (7)	10/17 at 102.00	N/R	322,030
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	A3	5,275,958
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,838,294
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,718,150
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,561,508
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	659,980
	Bonds, Tender Option Bond Trust 2015-XF0097, 16.037%, 6/15/39 (IF)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	Aa1	5,654,050
	Fiscal 2013 Series I, 5.000%, 5/01/38
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,363,129
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	5,017
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee	11/25 at 100.00	Aa3	2,239,640
	Secured Refunding Series 2015, 5.000%, 11/15/45
565	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	4/17 at 100.00	Baa1	565,079
	6.500%, 6/01/35
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	26,298,623
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A	1,712,818
4,350	5.750%, 11/15/51	No Opt. Call	A	4,957,173
7,500	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	BBB+	8,977,650
	Series 2005, 5.250%, 10/01/35
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	5,457,776
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
1,995	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	1,844,717
21,570	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	22,566,750
19,560	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	20,698,001
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/19 at 100.00	N/R (4)	546,980
	Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa3 (4)	3,068,550
	Eighth Series 2007, 5.000%, 8/15/33 (Pre-refunded 8/15/17) – AGM Insured
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,435,118
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,912,963
	Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	4/17 at 100.00	BBB	5,099,400
590	5.500%, 12/01/31	12/20 at 100.00	BBB	653,384
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,886,432
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB	3,430,954
5,145	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	4/17 at 100.00	BBB+	5,221,558
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,278,576
	Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center
	Project, Refunding Series 2016A:
2,750	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	3,021,535
3,800	5.000%, 1/01/33 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	4,154,046
235,275	Total New York			241,566,901
	North Carolina – 1.9% (1.2% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,181,284
	Bonds, Tender Option Bond Trust 2016-XG0005, 13.955%, 1/15/47 (IF), (5)
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA
	Carolinas HealthCare System, Series 2008A:
1,500	5.250%, 1/15/24 (Pre-refunded 1/15/18) – AGC Insured	1/18 at 100.00	AA– (4)	1,561,695
3,000	5.000%, 1/15/47 (Pre-refunded 1/15/18)	1/18 at 100.00	AA– (4)	3,116,280
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	13,179,530
	5.125%, 4/01/43
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB (4)	1,601,430
	Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes
	Project, Series 2015:
3,555	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,793,718
3,480	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,627,656
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993,	No Opt. Call	A3	12,391,209
	6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB), (5)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A2	5,577,350
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,736,940
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds,	10/24 at 102.00	N/R	1,581,869
	Southminster Project, Refunding Series 2016, 5.000%, 10/01/31
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/26 at 100.00	A	574,340
	2015A, 5.000%, 1/01/32
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	BBB–	2,026,977
	5.750%, 1/01/39 – AGC Insured
50,805	Total North Carolina			55,950,278
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	786,382
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	7,142,124
	6.250%, 11/01/31
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	Baa1	2,001,563
	Group, Series 2012, 5.000%, 12/01/32
8,650	Total North Dakota			9,930,069
	Ohio – 7.0% (4.5% of Total Investments)
6,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/26 at 100.00	Baa1	6,506,040
	Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,155	5.375%, 6/01/24	6/17 at 100.00	Caa1	4,797,140
16,425	5.125%, 6/01/24	6/17 at 100.00	Caa1	14,957,919
17,205	5.875%, 6/01/30	6/17 at 100.00	Caa1	15,726,574
11,785	5.750%, 6/01/34	6/17 at 100.00	Caa1	10,748,274
9,145	6.000%, 6/01/42	6/17 at 100.00	B–	8,455,193
2,345	6.500%, 6/01/47	6/17 at 100.00	B–	2,310,224
18,640	5.875%, 6/01/47	6/17 at 100.00	B–	17,146,936
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Caa1	23,741,223
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29	11/20 at 100.00	A	7,829,947
3,335	5.500%, 11/01/40	11/20 at 100.00	A	3,678,305
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	1,156,750
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,910,854
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	5,004,541
	Series 2013, 5.000%, 6/15/43
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	816,506
	Services, Improvement Series 2010A, 5.625%, 7/01/26
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
1,000	5.000%, 1/01/38	1/23 at 100.00	AA	1,103,670
16,820	5.000%, 1/01/38 (UB), (5)	1/23 at 100.00	Aa3	18,563,729
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
1,315	15.852%, 1/01/38 (IF), (5)	1/23 at 100.00	Aa3	1,860,304
625	15.852%, 1/01/38 (IF), (5)	1/23 at 100.00	Aa3	884,175
975	15.852%, 1/01/38 (IF), (5)	1/23 at 100.00	Aa3	1,379,313
265	15.741%, 1/01/38 (IF), (5)	1/23 at 100.00	Aa3	374,050
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/25 at 100.00	A3	8,947,039
	Series 2015, 5.000%, 8/15/45
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	Caa1	1,345,442
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	8,668,042
	2011A, 6.000%, 11/15/41
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,078,780
	Project, Refunding Series 2011, 5.125%, 8/01/31
3,480	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	4/17 at 100.00	BBB+	3,487,378
	5.000%, 5/01/30
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	Ba2	2,078,680
	Group Project, Series 2013, 5.000%, 2/15/33
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	2,764,860
	Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory
	put 9/15/21)
1,800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	Ba1	1,917,522
	Project, Series 2009E, 5.625%, 10/01/19
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	4/17 at 100.00	A2	1,422,344
	System Inc., Tender Option Bond Trust 2015-XF2176, 13.701%, 1/15/46 – AMBAC Insured (IF)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A2	1,107,870
	Series 2011A, 5.375%, 12/01/30
4,350	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	6/25 at 100.00	A2	4,791,482
	Series 2015A, 5.000%, 12/01/44
2,450	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University	12/26 at 100.00	A1	2,744,760
	Project, Refunding Series 2016, 5.000%, 12/01/40
1,210	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	Baa2	1,289,473
	Bypass Project, Series 2015, 5.000%, 12/31/39 (Alternative Minimum Tax)
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,697,520
10,530	5.000%, 2/15/48	2/23 at 100.00	A+	11,524,769
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,324,716
	Convertible Series 2013A-3, 0.000%, 2/15/36 (8)
1,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc.,	No Opt. Call	A–	1,759,338
	Series 2004, 2.250%, 7/01/21
135	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	4/17 at 100.00	Aa1	135,525
207,925	Total Ohio			209,037,207
	Oklahoma – 0.8% (0.5% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,299,420
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical
	Center, Refunding Series 2015A:
1,000	5.000%, 8/15/26	8/25 at 100.00	AA–	1,176,040
1,750	5.000%, 8/15/28	8/25 at 100.00	AA–	2,043,860
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,782,183
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,620	5.000%, 2/15/37	2/17 at 100.00	A2	6,624,568
1,290	5.000%, 2/15/42	2/17 at 100.00	A2	1,290,851
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	Baa1	3,386,430
	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	Baa1	5,338,137
	5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)
22,320	Total Oklahoma			23,941,489
	Oregon – 0.9% (0.6% of Total Investments)
2,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/24 at 100.00	Aa2	2,383,640
	2014C, 5.000%, 4/01/25
5,940	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A,	6/26 at 100.00	A1	6,451,612
	5.000%, 6/01/46
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA–	1,704,915
5,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, 5.000%,	1/27 at 100.00	AA–	5,583,700
	7/01/42 (Alternative Minimum Tax)
9,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding	5/26 at 100.00	A+	10,307,215
	Series 2016A, 5.000%, 5/15/46
23,940	Total Oregon			26,431,082
	Pennsylvania – 4.3% (2.8% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	Caa1	1,137,675
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009,
	6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	A+	2,167,440
	Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
1,960	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A1	2,198,434
2,570	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	N/R (4)	2,975,443
	(Pre-refunded 5/01/21)
1,980	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/17 at 100.00	BBB– (4)	1,989,484
	Charter School, Series 2007A, 5.000%, 3/15/37 (Pre-refunded 3/15/17)
1,700	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/17 at 100.00	BBB– (4)	1,707,888
	Charter School, Series 2007A, 4.875%, 3/15/27 (Pre-refunded 3/15/17)
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	108,189
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	984,627
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
4,550	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/26 at 100.00	A2	4,667,572
	System Project, Refunding Series 2016A, 4.000%, 6/01/32
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%,	10/18 at 100.00	BBB (4)	1,081,290
	10/01/30 (Pre-refunded 10/01/18)
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008:
320	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	342,774
1,670	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	1,788,854
510	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	A2	538,269
	12/01/43 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,751,894
11,000	0.000%, 12/01/38	No Opt. Call	A	4,520,230
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	5,918,681
	Series 2013A, 5.125%, 12/01/47
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (4)	1,890,175
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	3,616,764
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	A–	2,137,160
	Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	248,639
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (4)	460,304
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
6,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	4/17 at 100.00	Aa2	6,254,063
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
4,310	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	A2	4,811,296
	Bonds, Series 2010A, 5.500%, 12/01/34
940	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (4)	1,081,874
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	19,735,855
	0.000%, 12/01/38 (8)
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	4,702,954
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1,	12/24 at 100.00	A–	2,186,700
	5.000%, 12/01/38
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	A2	17,990,295
	6/01/33 – AGM Insured
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	6,730,188
	5.000%, 12/01/45
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	5,399,650
	5.000%, 12/01/46
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,776,766
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A– (4)	1,672,294
	(Pre-refunded 8/01/20)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	2,543,405
	Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20
9,800	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series	8/25 at 100.00	AA	10,838,702
	2016, 5.000%, 8/15/38 – BAM Insured
125,340	Total Pennsylvania			128,955,828
	Puerto Rico – 0.4% (0.2% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	4/17 at 100.00	A2	4,424,313
	4.500%, 12/01/23
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,	7/17 at 100.00	D	809,664
	Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
14,000	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	C	3,257,940
23,890	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	C	2,602,816
42,990	Total Puerto Rico			11,094,733
	Rhode Island – 0.5% (0.4% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/23 at 100.00	AA+	8,152,259
	Bonds, Brown University, Series 2013, 5.000%, 9/01/43
2,005	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/26 at 100.00	A+	2,293,921
	Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B, 5.000%, 9/15/30
3,150	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/26 at 100.00	BBB+	3,361,963
	Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/34
34,970	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	2,651,425
	Series 2007A, 0.000%, 6/01/52
47,355	Total Rhode Island			16,459,568
	South Carolina – 3.2% (2.0% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A, 5.000%,	2/21 at 100.00	AA+ (4)	2,836,725
	2/01/41 (Pre-refunded 2/01/21)
750	Educational Facilities Authority of Private Non-Profit Institutions of Higher Learning, South	4/17 at 100.00	A– (4)	754,695
	Carolina, Revenue Bonds, Wofford College, Series 2007A, 4.500%, 4/01/30 (Pre-refunded 4/01/17)
1,950	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/20 at 100.00	AA–	2,098,025
	Refunding Series 2010A, 5.000%, 11/01/37
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
3,000	5.000%, 11/01/41	5/26 at 100.00	A1	3,263,730
3,180	5.000%, 11/01/46	5/26 at 100.00	A1	3,446,707
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	13,404,804
1,250	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A3	756,125
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	A1	1,836,767
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	BBB+	1,021,064
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A1	9,738,090
	Improvement Series 2015A, 5.000%, 12/01/55
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2014C:
12,805	5.000%, 12/01/39	12/24 at 100.00	A1	14,258,880
8,830	5.000%, 12/01/46	12/24 at 100.00	A1	9,742,934
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	A1	6,124,800
	5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	A1	3,898,346
	5.500%, 12/01/54
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	A1	16,206,950
	5.250%, 12/01/55
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.250%, 7/01/55 (Alternative	7/25 at 100.00	A+	5,419,300
	Minimum Tax)
96,065	Total South Carolina			94,807,942
	South Dakota – 0.4% (0.2% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,370,551
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,562,404
	Series 2014B, 5.000%, 11/01/44
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	7,754,699
	Series 2015, 5.000%, 11/01/45
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education	8/18 at 100.00	AA+ (4)	1,066,000
	Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured
10,945	Total South Dakota			11,753,654
	Tennessee – 2.0% (1.3% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	BBB+	9,859,496
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,408,094
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
150	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (4)	150,000
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/27 at 100.00	A	18,525,240
	Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	Baa1	3,304,110
3,200	5.000%, 11/01/24	11/21 at 100.00	Baa1	3,529,408
3,400	5.000%, 11/01/25	11/21 at 100.00	Baa1	3,726,638
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	582,310
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46
10,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA (4)	10,985,800
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
	(Pre-refunded 10/01/19)
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	4,664,880
53,870	Total Tennessee			58,735,976
	Texas – 16.4% (10.5% of Total Investments)
4,280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	4/17 at 100.00	Ba1	4,285,778
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A	3,298,734
	Minimum Tax)
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (WI/DD, Settling	11/26 at 100.00	A	4,945,365
	2/02/17) (Alternative Minimum Tax)
13,705	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB), (5)	11/25 at 100.00	AA–	15,358,234
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA–	5,569,050
	5.000%, 11/15/43
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	A2	1,096,080
	5.000%, 7/10/37 – BAM Insured
15,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series	No Opt. Call	AAA	19,206,450
	2016F, 5.000%, 8/15/47 (UB)
3,225	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	N/R	32
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (7)
4,670	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	N/R	47
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (7)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A2	1,124,820
1,000	5.000%, 7/01/29	7/22 at 100.00	A2	1,121,060
5,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	6,090,755
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	Baa2	807,404
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,177,748
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%,	1/20 at 100.00	Baa2 (4)	1,405,612
	1/01/25 (Pre-refunded 1/01/20)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	1,167,210
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	3,977,145
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa2	2,820,922
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa2	3,258,953
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	8/23 at 100.00	BBB	1,133,750
	Schools, Series 2013, 6.000%, 8/15/43
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	A1	2,744,500
	5.000%, 1/01/36
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A	2,981,628
	5.000%, 11/01/38 (Alternative Minimum Tax)
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A	8,720,703
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A	3,838,625
	5.000%, 11/01/42
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A	10,750,400
	5.000%, 11/01/42 (Alternative Minimum Tax)
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A	9,675,360
	11/01/42 (Alternative Minimum Tax)
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	208,300
	5.250%, 9/01/44
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General	No Opt. Call	AAA	1,712,471
	Obligation Bonds, Capital Appreciation, Refunding Series 1998, 0.000%, 8/15/25
6,090	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB	6,598,271
	2013A, 5.125%, 10/01/43
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	10,063,555
	Series 2013B, 5.000%, 4/01/53
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA–	5,804,265
	Trust 2015-XF0228, 16.268%, 4/01/53 (IF)
2,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	B3	3,021,035
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston
	Methodist Hospital System, Series 2015:
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	3,778,306
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,909,629
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,754,261
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/24 at 100.00	Aa2	581,810
	Contractual Obligation Series 2014, 5.000%, 11/01/29
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	169,677
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	323,034
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	376,726
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	944,007
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,207,010
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	1,585,155
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	A3	110,945
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A3	2,638,870
730	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A3	413,771
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	A3	4,087,951
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	BBB	660,006
	2014C, 5.000%, 11/15/33
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A–	1,125,660
	2014A, 5.000%, 11/15/30
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	A2	2,126,017
	Series 2001A, 0.000%, 11/15/20 – NPFG Insured
3,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	A3	3,049,830
	7/01/25 – NPFG Insured
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	399,707
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
3,790	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA (4)	4,126,893
	5.125%, 11/15/32 (Pre-refunded 5/15/19) – AGC Insured
210	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA	226,487
	5.125%, 11/15/32 – AGC Insured
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	3,955,875
	5.250%, 11/15/30
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,462,200
	5.000%, 11/15/40
225	Houston, Texas, General Obligation Bonds, Series 2007A, 5.000%, 3/01/32 – NPFG Insured	3/17 at 100.00	A3	225,673
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	2,442,602
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	2,992,061
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A–	1,833,804
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A–	6,670,394
12,030	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+ (4)	10,637,407
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+	4,063,972
	0.000%, 12/01/22 – AGM Insured
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/18 at 100.00	AA (4)	1,044,100
	2008A, 5.250%, 2/15/22 (Pre-refunded 2/15/18) – AGC Insured
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,292,960
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,577,006
65	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	AAA	66,418
	Bonds, Series 2008, 5.000%, 8/15/23
1,500	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	N/R (4)	1,533,705
	Bonds, Series 2008, 5.000%, 8/15/23 (Pre-refunded 8/15/17)
4,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	5,197,680
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	10,723,892
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013,	12/25 at 100.00	Ba2	2,170,080
	6.125%, 12/01/38
1,210	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	1,252,156
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	A2	1,852,113
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (8)	9/31 at 100.00	AA–	4,035,924
8,470	0.000%, 9/01/45 (8)	9/31 at 100.00	AA–	9,236,704
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA–	2,277,780
	5.500%, 9/01/41 (UB), (5)
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A	221,703
895	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	N/R (4)	981,269
	(Pre-refunded 1/01/19)
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A	8,587,530
	Series 2008I, 6.500%, 1/01/43
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
145	5.750%, 1/01/40 – AGC Insured	1/18 at 100.00	A1	150,221
270	5.750%, 1/01/40 – BHAC Insured	1/18 at 100.00	A1	279,723
1,120	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+ (4)	1,168,944
	5.750%, 1/01/40 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
540	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	563,598
415	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	433,136
835	5.750%, 1/01/40 (Pre-refunded 1/01/18) – BHAC Insured	1/18 at 100.00	A1 (4)	871,490
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A	11,352,895
	5.000%, 1/01/40
1,380	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A,	1/24 at 100.00	A	1,586,517
	5.000%, 1/01/27
10,625	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A– (4)	11,089,312
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A–	14,905,382
1,770	5.000%, 1/01/34	1/25 at 100.00	A–	1,967,656
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	AA+ (4)	3,656,310
	2008A, 5.250%, 2/15/34 (Pre-refunded 2/15/18)
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	8/18 at 100.00	AA	1,052,230
	Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27
4,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	No Opt. Call	N/R	40
	2001C, 5.200%, 5/01/28 (7)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,572,225
	Tender Option Bond Trust 2016-XF0389, 8.655%, 11/15/47 (IF), (5)
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/19 at 100.00	A2	1,396,187
	Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	404,455
4,445	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	5,064,233
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	8/26 at 100.00	AA	2,227,760
	Health Resources System, Series 2016A, 5.000%, 2/15/41
600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	5/17 at 100.00	BBB	601,500
	Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	768,281
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
5,910	5.000%, 12/15/23	No Opt. Call	BBB	6,565,419
2,050	5.000%, 12/15/26	No Opt. Call	BBB	2,239,154
1,000	5.000%, 12/15/27	No Opt. Call	BBB	1,086,700
12,745	5.000%, 12/15/29	No Opt. Call	BBB	13,751,345
2,000	5.000%, 12/15/31	No Opt. Call	BBB	2,134,940
19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/25 at 100.00	Baa3	20,718,592
	Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%,
	12/31/50 (Alternative Minimum Tax)
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	BBB–	1,833,759
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,144,340
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,145,260
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	1,519,524
4,040	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,654,565
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,022,580
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 12.552%, 4/01/33 (IF)	4/17 at 100.00	Aaa	4,064,048
3,200	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AAA	3,221,408
	4.750%, 4/01/29 (Pre-refunded 4/01/17)
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	8/19 at 100.00	Aaa	4,130,498
	2015-XF0075, 12.198%, 8/01/39 (IF)
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	10,290,205
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier
	Refunding Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A–	3,727,579
4,710	5.000%, 8/15/37	8/24 at 100.00	A–	5,181,094
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	BBB	2,294,670
15,750	5.000%, 8/15/42	8/24 at 100.00	BBB	17,086,072
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	6,988,093
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	8,370,825
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A–	16,945,103
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,098,018
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,740,472
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,189,509
220	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB	248,919
	Manor, Series 2010, 7.000%, 11/01/30
905	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	N/R (4)	1,069,565
	Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)
655	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	4/17 at 100.00	CC	656,795
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
5,165	0.000%, 8/15/34	No Opt. Call	AAA	2,270,999
6,135	0.000%, 8/15/37	No Opt. Call	AAA	2,260,011
512,890	Total Texas			490,657,178
	Utah – 0.7% (0.5% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,120,620
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012,	5/21 at 100.00	AA+	2,194,380
	5.000%, 5/15/43
5,795	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy	4/26 at 100.00	AA	6,363,663
	Project, Series 2016, 5.000%, 10/15/46
4,110	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	4,470,242
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	Aa2 (4)	3,162,180
	6/15/18) – AGM Insured
4,500	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38	6/18 at 100.00	Aa2 (4)	4,758,525
	(Pre-refunded 6/15/18)
20,405	Total Utah			22,069,610
	Virginia – 1.9% (1.2% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	4/17 at 100.00	B	944,660
	2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	393,615
	Appreciation Series 2012B, 0.000%, 7/15/40 (8)
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB (4)	3,085,740
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42 (Pre-refunded 10/01/17)
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	4/17 at 100.00	AA+	1,005,270
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48
	(Alternative Minimum Tax)
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	2,654,784
	System Obligated Group, Series 2013, 5.000%, 11/01/30
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/23 at 100.00	A1	5,018,400
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
5,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/20 at 100.00	A1	5,501,100
	2010A, 5.000%, 10/01/39
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	A3	6,381,500
	Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	A+	3,204,990
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding
	Series 2013B, 5.000%, 11/01/46
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	5,297,100
	Series 2007B1, 5.000%, 6/01/47
4,535	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	4,625,609
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,120,933
14,930	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	15,990,179
54,550	Total Virginia			58,223,880
	Washington – 4.4% (2.9% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	11/26 at 100.00	Aa1	8,054,200
	Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	Aa3	10,917,747
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/24 at 100.00	AA–	2,244,380
	Series 2014A, 5.000%, 7/01/40
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,047,225
	Services Project, Series 2009, 5.500%, 6/01/39 (UB), (5)
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric	1/26 at 100.00	Aa3	2,655,416
	Project, Refunding Series 2015A, 5.000%, 1/01/41
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A1	2,521,834
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A2	10,780,200
	Series 2013A, 5.000%, 5/01/43
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	5,962,301
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	N/R (4)	1,840,695
	Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA–	4,402,920
	Refunding Series 2012A, 5.000%, 10/01/32
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,102,380
	Series 2012A, 5.000%, 10/01/42
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	4/25 at 100.00	AA	12,681,165
	Series 2015A, 5.000%, 10/01/45 (UB)
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	Baa1	919,470
	Services Association, Series 2009, 6.250%, 7/01/24
1,155	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	N/R (4)	1,291,452
	Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A3 (4)	4,436,680
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
3,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	3,637,235
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
1,935	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,970,004
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community,	No Opt. Call	BBB–	322,429
	Refunding Series 2012, 5.000%, 1/01/48
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	5,362,654
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,552,750
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,318,744
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	16,855,750
18,470	0.000%, 1/01/21	No Opt. Call	AA+	17,168,050
130,780	Total Washington			133,045,681
	West Virginia – 0.4% (0.2% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	Baa1	2,095,279
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	1,025,060
	Series 2008, 6.500%, 10/01/38
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	7,788,760
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
9,965	Total West Virginia			10,909,099
	Wisconsin – 1.6% (1.0% of Total Investments)
2,230	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3 (4)	2,441,605
	Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	927,423
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
4,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management	5/26 at 100.00	A–	4,175,688
	Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A	5,418,600
	Inc., Series 2013B, 5.000%, 7/01/36
410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	421,132
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,079,267
	Inc., Series 2010B, 5.125%, 4/01/36
2,685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	7/26 at 100.00	A–	2,483,652
	Inc., Series 2016, 4.000%, 7/01/46
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of	2/20 at 100.00	Aa3	4,732,430
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,044,700
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,980,560
	Series 2011A, 5.250%, 10/15/39
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,323,475
	Series 2012B, 5.000%, 2/15/32
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc.,	8/25 at 100.00	A3	2,983,050
	Refunding Series 2016, 4.000%, 2/15/38
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36 (Pre-refunded 5/01/19)	5/19 at 100.00	AA– (4)	7,464,692
5,100	6.250%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	AA– (4)	5,672,373
44,810	Total Wisconsin			47,148,647
$ 4,734,588	Total Municipal Bonds (cost $4,305,238,726)			4,566,655,532

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 767	Las Vegas Monorail Company, Senior Interest Bonds, (11), (12)	5.500%	7/15/19	N/R	$ 462,166
204	Las Vegas Monorail Company, Senior Interest Bonds, (11), (12)	5.500%	7/15/55	N/R	100,873
$ 971	Total Corporate Bonds (cost $87,037)				563,039

Shares	Description (1), (13)				Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$ 147,513
32,524	Invesco Quality Municipal Income Trust				407,851
	Total Investment Companies (cost $530,611)				555,364
	Total Long-Term Investments (cost $4,305,856,374)				4,567,773,935

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.8% (1.8% of Total Investments)
	MUNICIPAL BONDS – 2.8% (1.8% of Total Investments)
	Alaska – 0.3% (0.2% of Total Investments)
$ 10,000	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Company Project, Variable	4/17 at 100.00	A-1+	$ 10,000,000
	Rate Demand Obligation Series 1993A, 0.650%, 12/01/33, (14)
	Illinois – 0.7% (0.5% of Total Investments)
7,295	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Variable Rate Demand	12/24 at 100.00	A-1	7,295,000
	Obligations, Tender Option Bond Floater Series 2015-XM0053, 0.910%, 12/01/49, (14)
14,310	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	A-1	14,310,000
	Tender Option Bond Floater 2016-ZF0480, 0.690%, 7/01/17
21,605	Total Illinois			21,605,000
	North Carolina – 0.5% (0.3% of Total Investments)
13,070	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Variable Rate	4/17 at 100.00	A-1+	13,070,000
	Demand Obligations, Series 2006B, 0.680%, 7/01/36, (14)
	Texas – 1.3% (0.8% of Total Investments)
4,300	Harris County Industrial Development Corporation, Texas, Solid Waste Revenue Bond, Exxon	4/17 at 100.00	A-1+	4,300,000
	Corporation Project, Variable Rate Demand Obligations, Series 1997, 0.670%, 4/01/32, (14)
17,300	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities	4/17 at 100.00	A-1+	17,300,000
	Revenue Bonds, Exxon Mobil Project, Series 2001B Variable Rate Demand Obligations,
	0.670%, 11/01/29, (14)
16,500	Rockwall Independent School District, Rockwall County, Texas, General Obligation Bonds,	4/17 at 100.00	A-1+	16,500,000
	School Building Variable Rate Demand Obligations, Series 2006, 0.710%, 8/01/37, (14)
38,100	Total Texas			38,100,000
$ 82,775	Total Short-Term Investments (cost $82,775,000)			82,775,000
	Total Investments (cost $4,388,631,374) – 155.1%			4,650,548,935
	Floating Rate Obligations – (5.4)%			(163,300,000)
	Variable Rate Demand Preferred Shares, at liquidation preference – (21.1)% (15)			(632,000,000)
	Variable Rate MuniFund Term Preferred Shares, at liquidation preference – (31.8)% (16)			(952,500,000)
	Other Assets Less Liabilities – 3.2%			95,763,456
	Net Assets Applicable to Common Shares – 100%			$ 2,998,512,391

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$4,566,655,532	$ —	$4,566,655,532
Corporate Bonds	—	—	563,039	563,039
Investment Companies	555,364	—	—	555,364
Short-Term Investments
Municipal Bonds	—	82,775,000	—	82,775,000
Total	$555,364	$4,649,430,532	$563,039	$4,650,548,935

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $4,226,977,093.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$308,242,805
Depreciation	(47,970,443)
Net unrealized appreciation (depreciation) of investments	$260,272,362

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional
0.25% effective May 11, 2016.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(9)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
7.125% to 5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(10)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250%
to 2.100%.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and
in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(13)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(14)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting
|period. This rate changes periodically based on market conditions or a specified market index.
(15)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 13.6%.
(16)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 20.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
PIK	All or a portion of this security is payment-in-kind.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017